Note 7 - Deferred Charges, Net (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Schedule of Deferred Charges [Table Text Block]
Balance, January 1, 2020	$21,983
Additions	10,023
Amortization	(4,537)
Transfers and other movements	(726)
Balance, June 30, 2020	$26,743